Annual Total Returns- Russell 2000 Fund (Class H) [BarChart] - Class H - Russell 2000 Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.13%)	14.60%	36.33%	3.19%	(6.15%)	19.03%	12.90%	(12.59%)	23.62%	17.80%